FINANCE COSTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance Costs [Abstract]
Interest on lease liabilities	$ 416	$ 196
Collaboration interest-bearing advanced funding	5,059	4,917
Total	$ 5,475	$ 5,113